UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Commerce Capital Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

THE ADVISORS'
INNER CIRCLE FUND

--------------------------------------------------------------------------------

COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND --
ADMINISTRATION CLASS SHARES
SEMI-ANNUAL REPORT
APRIL 30, 2004



[LOGO OMITTED]
COMMERCE
   CAPITAL
      MARKETS

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders ...................................................     1

Statement of Net Assets ..................................................     2

Statement of Operations ..................................................     5

Statement of Changes in Net Assets .......................................     6

Financial Highlights .....................................................     7

Notes to Financial Statements ............................................     8

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

April 30, 2004

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Government Money Market Fund (the "Fund") for the period ended April 30, 2004. The six months under review began with the target Fed funds rate at a four decade low. The Federal Open Market Committee ("FOMC") met four times during this period, each time maintaining the target Fed funds rate at 1.00%. However there was one important change in the language. During the January 28, 2004 meeting, the members changed the statement that "policy accommodation can be maintained for a considerable period" to "...it can be patient in removing its policy accommodation." This caused some market participants to speculate that the FOMC may not maintain the target Fed funds rate at 1.00% for as long as they had previously thought. Throughout this time period, the Fed members made comments suggesting that the FOMC would be on hold until the labor market demonstrates sustained job growth.

For most of the period under review, economic activity was improving but the labor market was soft. The February 2004 payroll showed only an increase of 29,000 jobs, well below the expectation of 130,000. However, the labor market began demonstrating strength beginning with the March 2004 payroll data, reported at 337,000 versus an expected gain of 125,000. This trend continued with the economy gaining 288,000 jobs in April 2004 versus an expected gain of 170,000. The stock market continued to rebound with the improving economy and better corporate profits. The unemployment rate fell to 5.6%. Real GDP for the first quarter 2004 was reported at 4.2%, less than the consensus forecast of 5% but still a strong number.

U.S. Treasury yields rose during the six months under review, with the market anticipating an increase in the target Fed funds rate some time in 2004. As always, credit quality and liquidity are the primary focus in our investment strategy for the Fund. We will look to increase the yields on the Fund by purchasing higher yielding permissible securities currently available in the market place. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objectives of preservation of principal and liquidity.

We appreciate your participation in the Fund.

Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

STATEMENT OF NET ASSETS                                         COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 64.3%
--------------------------------------------------------------------------------

                                                        FACE          MARKET
                                                       AMOUNT          VALUE
                                                     ----------    ------------
   FFCB Discount Notes
      0.940%, 05/10/04 ........................     $3,000,000     $  2,999,295
      1.020%, 07/12/04 ........................      3,000,000        2,993,880
      1.020%, 09/10/04 ........................      3,000,000        2,988,780
      1.150%, 10/12/04 ........................      3,000,000        2,984,283
   FHLB Discount Notes
      1.013%, 05/05/04 ........................      3,000,000        2,999,663
      0.980%, 05/07/04 ........................      3,000,000        2,999,510
      1.005%, 06/11/04 ........................      3,000,000        2,996,566
      1.000%, 06/16/04 ........................      3,000,000        2,996,167
      1.030%, 07/16/04 ........................      3,000,000        2,993,477
      1.010%, 07/21/04 ........................      3,000,000        2,993,182
      1.020%, 07/23/04 ........................      3,000,000        2,992,945
      1.030%, 09/08/04 ........................      3,000,000        2,988,842
      1.040%, 09/24/04 ........................      3,000,000        2,987,347
      1.130%, 10/06/04 ........................      3,000,000        2,985,122
   FHLMC Discount Notes
      1.015%, 05/04/04 ........................      3,000,000        2,999,746
      1.040%, 05/05/04 ........................      3,000,000        2,999,653
      1.000%, 05/10/04 ........................      3,000,000        2,999,250
      1.010%, 05/11/04 ........................      3,000,000        2,999,158
      1.000%, 05/14/04 ........................      3,000,000        2,998,917
      1.000%, 05/17/04 ........................      3,000,000        2,998,667
      1.000%, 05/18/04 ........................      3,000,000        2,998,583
      1.070%, 05/25/04 ........................      3,000,000        2,997,860
      1.005%, 06/01/04 ........................      3,000,000        2,997,404
      1.020%, 07/15/04 ........................      3,000,000        2,993,625
      1.020%, 08/11/04 ........................      3,000,000        2,991,330
      1.030%, 08/17/04 ........................      3,000,000        2,990,730
      1.040%, 08/31/04 ........................      3,000,000        2,989,427
   FNMA Discount Notes
      0.990%, 05/03/04 ........................      3,000,000        2,999,835
      0.950%, 05/12/04 ........................      3,000,000        2,999,129
      1.000%, 05/19/04 ........................      3,000,000        2,998,500
      1.000%, 06/01/04 ........................      3,000,000        2,997,417
      1.000%, 06/03/04 ........................      3,000,000        2,997,250
      1.020%, 07/07/04 ........................      3,000,000        2,994,305
      1.010%, 07/14/04 ........................      3,000,000        2,993,772
      1.040%, 07/21/04 ........................      3,000,000        2,992,980


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                  COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                               GOVERNMENT MONEY
                                                         MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FACE          MARKET
                                                       AMOUNT          VALUE
                                                     ----------    ------------
   FNMA Discount Notes -- Continued
      1.030%, 08/02/04 ........................     $3,000,000     $  2,992,017
      1.030%, 08/12/04 ........................      3,000,000        2,991,159
      1.010%, 08/19/04 ........................      3,000,000        2,990,742
      1.030%, 09/01/04 ........................      3,000,000        2,989,442
      1.030%, 09/10/04 ........................      3,000,000        2,988,670
                                                                   ------------
   Total U.S. Government Agency Obligations
      (Cost $119,778,627) .....................                     119,778,627
                                                                   ------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 35.8%
--------------------------------------------------------------------------------
   ABN-AMRO, 1.01%, dated 04/30/04,
      to be repurchased on 05/03/04,
      repurchase price of $35,969,686
      (collateralized by U.S. Government
      Obligations, total market value
      $36,689,588) ............................     35,966,659       35,966,659
   Credit Suisse First Boston, 0.93%,
      dated 04/30/04, to be repurchased
      on 05/03/04, repurchase price of
      $25,909,657 (collateralized by U.S.
      Government Obligations, total market
      value $26,425,820) ......................     25,907,649       25,907,649
   Morgan Stanley, 0.95%, dated 04/30/04,
      to be repurchased on 05/03/04,
      repurchase price of $4,655,009
      (collateralized by U.S. Government
      Obligations, total market value
      $4,750,107) .............................      4,654,640        4,654,640
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $66,528,948) ......................                      66,528,948
                                                                   ------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $186,307,575) .....................                     186,307,575
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                  COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                               GOVERNMENT MONEY
                                                         MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.1)%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ...........                    $    (52,744)
   Administration Fees Payable ................                          (9,940)
   Distribution Fees Payable ..................                          (9,627)
   Trustees' Fees Payable .....................                          (2,017)
   Other Assets and Liabilities, Net ..........                         (27,183)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .........                        (101,511)
                                                                   ------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par value)
      based on 132,186,826 outstanding shares
      of beneficial interest ..................                     132,186,826
   Portfolio Shares of Administration Class
      (unlimited authorization -- no par value)
      based on 54,019,238 outstanding shares
      of beneficial interest ..................                      54,019,238
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .................                    $186,206,064
                                                                   ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($132,187,043 / 132,186,826 shares) .....                           $1.00
                                                                   ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Administration Class
      ($54,019,021 / 54,019,238 shares) .......                           $1.00
                                                                   ============
  FFCB  FEDERAL FARM CREDIT BANK
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                         COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED
                                                                     APRIL 30,
                                                                        2004
                                                                    (UNAUDITED)
                                                                   -------------
INVESTMENT INCOME
Interest Income ..............................................       $ 891,061
                                                                     ---------
EXPENSES
Investment Advisory Fees .....................................         425,885
Administration Fees ..........................................          59,625
Distribution Fees (1) ........................................          51,487
Trustees' Fees ...............................................           1,367
Transfer Agent Fees ..........................................          18,180
Custodian Fees ...............................................           6,869
Registration and Filing Fees .................................           6,577
Printing Fees ................................................           5,390
Professional Fees ............................................           5,244
Insurance and Other Fees .....................................           9,528
                                                                     ---------
   TOTAL EXPENSES ............................................         590,152
Less:
Waiver of Investment Advisory Fees ...........................        (112,795)
                                                                     ---------
NET EXPENSES .................................................         477,357
                                                                     ---------
NET INVESTMENT INCOME ........................................         413,704
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................       $ 413,704
                                                                     =========

(1) DISTRIBUTION FEES ARE INCURRED BY ADMINISTRATION CLASS SHARES ONLY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                              COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

                                                              SIX MONTHS           YEAR
                                                                 ENDED             ENDED
                                                            APRIL 30, 2004      OCTOBER 31,
                                                              (UNAUDITED)          2003
                                                            --------------      -----------
OPERATIONS:
   Net Investment Income ................................    $     413,704     $   1,190,798
                                                             -------------     -------------
   Net Realized Gain on Investments .....................               --               827
                                                             -------------     -------------
   Net Increase in Net Assets Resulting
     from Operations ....................................          413,704         1,191,625
                                                             -------------     -------------
DIVIDENDS:
   Net Investment Income
     Institutional Class Shares .........................         (353,798)       (1,128,257)
     Administration Class Shares ........................          (60,733)          (62,541)
                                                             -------------     -------------
   Total Dividends ......................................         (414,531)       (1,190,798)
                                                             -------------     -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
       Institutional Class Shares .......................      350,276,794       965,628,040
       Administration Class Shares ......................      121,476,442        75,486,420
   In Lieu of Dividends
       Institutional Class Shares .......................          325,822         1,067,569
       Administration Class Shares ......................           60,724            62,613
   Redeemed
       Institutional Class Shares .......................     (344,052,671)     (995,225,917)
       Administration Class Shares ......................      (99,503,511)      (43,563,450)
                                                             -------------     -------------
         Net Institutional Class Share Transactions .....        6,549,945       (28,530,308)
         Net Administration Class Share Transactions ....       22,033,655        31,985,583
                                                             -------------     -------------
     Net Increase in Net Assets from
         Capital Share Transactions .....................       28,583,600         3,455,275
                                                             -------------     -------------
     Total Increase in Net Assets .......................       28,582,773         3,456,102

NET ASSETS:
   Beginning of Period ..................................      157,623,291       154,167,189
                                                             -------------     -------------
   End of Period (including undistributed net investment
     income of $0 and $827, respectively) ...............    $ 186,206,064     $ 157,623,291
                                                             =============     =============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                            GOVERNMENT MONEY
                                                      MARKET FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                             FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          SIX MONTHS
                                                             ENDED           APRIL 14,
                                                        APRIL 30, 2004        2003* TO
                                                          (UNAUDITED)     OCTOBER 31, 2003
                                                        --------------    ----------------

Net Asset Value, Beginning of Period ...................   $  1.00             $  1.00
                                                           -------             -------
Income from Investment Operations:
   Net Investment Income ...............................      0.00**              0.00**
                                                           -------             -------
   Total from Investment Operations ....................      0.00**              0.00**
                                                           -------             -------
Distributions:
   Net Investment Income ...............................      0.00**              0.00**
                                                           -------             -------
     Total Distributions ...............................      0.00**              0.00**
                                                           -------             -------
Net Asset Value, End of Period .........................   $  1.00             $  1.00
                                                           =======             =======
TOTAL RETURN+ ..........................................      0.15%               0.19%
                                                           =======             =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ........................   $54,019             $31,986
Ratio of Expenses to Average Net Assets++ ..............      0.75%               0.75%
Ratio of Net Investment Income to Average Net Assets++ .      0.29%               0.34%
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers)++ ...........................      0.88%               0.90%

 * ADMINISTRATION CLASS SHARES WERE OFFERED BEGINNING APRIL 14, 2003.
** AMOUNT IS LESS THAN $0.01 PER SHARE.
 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE
   RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ ANNUALIZED.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                   COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 45 funds. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The Fund offers two classes of shares: Institutional Class Shares and Administration Class Shares. The Financial Highlights of the Institutional Class Shares are presented in a separate annual report. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

Commerce Capital Government Money Market Fund Institutional Class Shares commenced operations on September 9, 2002. The Administration Class Shares were offered beginning April 14, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

NOTES TO FINANCIAL STATEMENTS                                   COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per Fund plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

Commerce Capital Markets, Inc. (Retail Brokerage Division) serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Administration Class Shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides for pay-

NOTES TO FINANCIAL STATEMENTS                                   COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
ment of fees to the Distributor at an annual rate of 0.25% of the average daily net assets of the Administration Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the fund to not less than 0.20% of the average daily net assets of the Administration Class Shares. Prior to July 11, 2003, the Adviser had voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the fund to not less than 0.25% of the average daily net assets of the Administration Class Shares. Fee waivers are voluntary and may be terminated at any time.

Forum Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.75% of the average daily net assets of the Administration Class Shares. Fee waivers are voluntary and may be terminated at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may

NOTES TO FINANCIAL STATEMENTS                                   COMMERCE CAPITAL
APRIL 30, 2004 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

The tax character of dividends paid during the last two fiscal periods was as follows:


                   ORDINARY         LONG-TERM         RETURN OF
                    INCOME        CAPITAL GAIN         CAPITAL           TOTAL
                  ----------     --------------      -----------      ----------
  2003            $1,190,798           $ --             $ --          $1,190,798
  2002               261,719             --               --             261,719

As of October 31, 2003, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                        $ 98,269
Other Temporary Differences                                           (97,442)
                                                                     --------
Total Distributable Earnings                                         $    827
                                                                     --------

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2004 is as follows:

                             S & P                  MOODY'S
                       ---------------         ---------------
                       AAA      100.0%         AAA      100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Fund described.


CCM-SA-002-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund

                                   /s/ James F. Volk
By (Signature and Title)*          -----------------
                                   James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  /s/James F. Volk
By (Signature and Title)*         ------------------------
                                  James F. Volk, President

Date 6/25/04

                                  /s/Jennifer E. Spratley
By (Signature and Title)*         ------------------------
                                  Jennifer E. Spratley, Controller and Chief
                                  Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.